Shareholders’ Equity (Deficit) - Schedule of Relative Fair Value of the Warrants to Purchase Ordinary Shares Issued (Details)	Dec. 26, 2024	Aug. 06, 2024	Jan. 09, 2024	Aug. 01, 2022	Jul. 19, 2022	Apr. 26, 2022
Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants to purchase Ordinary shares issued	2.85	3.5	6.89	3.65	153.6	148.8
Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants to purchase Ordinary shares issued	4	3.61	5.5	3.61	154.05	154.05
Expected Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants to purchase Ordinary shares issued	77.48			88	60.57	60.81
Expected Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants to purchase Ordinary shares issued		95	117.4
Expected Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants to purchase Ordinary shares issued		129	134
Adjustment to Risk-Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants to purchase Ordinary shares issued	4.22			3.89	3.07	2.84
Adjustment to Risk-Free Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants to purchase Ordinary shares issued		3.91	4.27
Adjustment to Risk-Free Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants to purchase Ordinary shares issued		4.98	5.96
Dividend Yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants to purchase Ordinary shares issued
Risk-Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants to purchase Ordinary shares issued	4.31			3.89	3.11	2.88
Risk-Free Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants to purchase Ordinary shares issued		3.99	4.36
Risk-Free Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants to purchase Ordinary shares issued		5.11	5.08
Expected Life [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant expected life	6 months			7 years	6 years 8 months 19 days	6 years 11 months 8 days
Expected Life [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant expected life		4 months 24 days	8 months 4 days
Expected Life [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant expected life		2 years	2 years